Accounting for Transmission Line Projects Entered into by the Group - Additional Information (Detail) ₨ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 INR (₨) Project	Mar. 31, 2024 USD ($) Project	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about service concession arrangements [line items]
Trade receivables	₨ 21,856	₨ 21,856		₨ 30,687		$ 262
Raw materials and consumables used		3,844	$ 46	6,956	₨ 324
Consequential contract assets	1,716	1,716		7,711	₨ 0	$ 21	$ 93
BOOM Model
Disclosure of detailed information about service concession arrangements [line items]
Change in regulations and Property, plant and equipment	10,583	₨ 10,678	$ 128
Consequential contract assets				0
Transmission Services Agreements (TSA)
Disclosure of detailed information about service concession arrangements [line items]
Term of contract		35 years	35 years
Asset's useful life		50 years	50 years
Fixed annual levelized tariff period		35 years	35 years
Transmission Services Agreements (TSA) | BOOM Model
Disclosure of detailed information about service concession arrangements [line items]
Trade receivables	95	₨ 95
Number of projects | Project		2	2
Number of completed projects | Project		1	1
Construction, operating and maintenance revenues		₨ 0		0
Change in regulations and Property, plant and equipment		10,583
Recognition of construction revenue		9,987		7,478
Revenue recognised on contract assets		691		152
Profit		₨ 386		289
Transmission Services Agreements (TSA) | BOOT Model
Disclosure of detailed information about service concession arrangements [line items]
Term of contract		35 years	35 years
Remaining construction transaction price	₨ 661	₨ 661		632
Operation and maintenance services		₨ 4,315		₨ 2,761